ACCESSION NUMBER:		0001140361-26-015813
CONFORMED SUBMISSION TYPE:	ABS-15G
PUBLIC DOCUMENT COUNT:		5
CONFORMED PERIOD OF REPORT:	20260421
ITEM INFORMATION:		Periodic Filing of Rule 15Ga-1
FILED AS OF DATE:		20260811
DATE AS OF CHANGE:		20260811
ABS RULE:           	RULE-15GA1
PERIOD START:           	20260421
<NO-QUARTERLY-ACTIVITY>Y
<NO-ANNUAL-ACTIVITY>N
ABS ASSET CLASS:             	Debt Securities
FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			Lendmark Financial Funding 2026-1, LLC
		CENTRAL INDEX KEY:			0002123890
		ORGANIZATION NAME:
		EIN:				414702516
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		ABS-15G
		SEC ACT:		Dodd Frank Act
		SEC FILE NUMBER:	025-08463
		FILM NUMBER:		26876953

	BUSINESS ADDRESS:
		STREET 1:		1735 N. BROWN RD.
		STREET 2:		SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043
		BUSINESS PHONE:		6786256500

	MAIL ADDRESS:
		STREET 1:		1735 N. BROWN RD.
		STREET 2:		SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) []



PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1 (c)(2)(i), Lendmark Financial Funding 2026-1, LLC has indicated by check mark that there is no activity to report for the reporting period April 21, 2026 to June 30, 2026


SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934,the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING 2026-1, LLC (Securitizer, Depositor or Underwriter) Date August 11,2026
/s/ Sweta Patel (Signature)*
Name: Sweta Patel
Title: Corporate Secretary

*Print name and title of the signing officer under his signature.